Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	3 Months Ended						12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Consolidated Statements of Changes in Stockholders' Equity [Abstract]
Purchase of treasury stock, shares							2,602	1,061	298,000
Dividends per common share	$ 0.12	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.12	$ 0.24	$ 0.24	$ 0.24